Derivatives (Notional Volumes of Commodity Swaps and Forward Contracts Designated for Regulatory Deferral) (Details) - Designated as Hedging Instrument [Member] - Regulatory Deferral Hedge [Member] - Commodity swaps and forwards [Member]
bbl in Millions, T in Millions, MMBTU in Millions
12 Months Ended
Dec. 31, 2016 MMBTU T bbl
Coal [Member] | 2017
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Mass | T	0
Coal [Member] | 2017 to 2020
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Mass | T	2
Fuel [Member] | 2017
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MMBTU	42
Fuel [Member] | 2017 to 2020
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Energy Measure | MMBTU	24
CrudeOilMember | 2017
Derivative [Line Items]
DerivativeNonmonetaryNotionalAmountVolume | bbl	0
CrudeOilMember | 2017 to 2020
Derivative [Line Items]
DerivativeNonmonetaryNotionalAmountVolume | bbl	1